Document and Entity Information	May 28, 2026
Cover [Abstract]
Entity Registrant Name	Enviri II Corp
Amendment Flag	false
Entity Central Index Key	0002104052
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 28, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-43207
Entity Tax Identification Number	41-2897233
Entity Address, Address Line One	Two Logan Square
Entity Address, Address Line Two	100-120 North 18th Street
Entity Address, Address Line Three	17th Floor
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(267)
Local Phone Number	857-8715
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	NVRI WI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false